Leases - Future Minimum Commitments for Chartered-In Contracts (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
December 31, 2021	$ 7,994
December 31, 2022	7,994
December 31, 2023	7,994
December 31, 2024	8,015
December 31, 2025	7,994
December 31, 2026 and thereafter	52,381
Total	92,372
Operating lease liabilities, including current portion	65,511
Discount based on incremental borrowing rate	$ 26,861